UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
40	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Bond Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B, Class C and Class Z shares of Dreyfus Municipal Bond Opportunity Fund produced total returns of 3.95%, 3.59%, 3.64% and 4.07%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 3.95% for the same period.2

Despite heightened economic concerns during the reporting period, municipal bonds continued to rally amid favorable supply-and-demand dynamics. The fund’s returns were in line with its benchmark, as the fund received strong results from revenue bonds and lower-rated credits.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting.We select municipal bonds using fundamental analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s various sectors—such as the pre-refunded, general obligation and revenue sectors—based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from the recession and financial crisis, but the pace of expansion slowed during the reporting period. In addition, investors responded cautiously over the spring and summer to new global developments, including a sovereign debt crisis in Europe. Most states continued to struggle in the aftermath of the downturn, but some have begun to see evidence of economic improvement, including higher tax revenues. Still, in light of high national unemployment and other headwinds, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy.

Municipal bonds proved relatively insensitive to economic concerns during the reporting period, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied as investors anticipated the Fed’s quantitative easing program, which was widely expected to drive longer-term interest rates lower.

Revenue Bonds Supported Fund Returns

In this generally favorable market environment, the fund received positive contributions to relative performance from bonds backed by dedicated revenues, including those from hospitals, municipal utilities and facilities supported by special taxes. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages. Lower-rated bonds produced attractive results as investors reached for higher yields in a low interest-rate environment.The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds, which generally lagged market averages during the reporting period.

Although our credit selection process drives our investment approach, it is worth noting that interest-rate considerations prompted us to emphasize bonds with maturities in the 20-year range. In our judgment, the negligible yield advantage provided by longer-term bonds did not provide sufficient compensation for their incremental risks.

Supply-and-Demand Factors May Remain Favorable

While we expect the U.S. economic recovery to persist, we are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting to us that the bulk of their gains for the current cycle are behind us.We have continued to upgrade the fund’s overall credit quality, focusing on higher-rated revenue bonds.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued tax-exempt bonds when the BuildAmerica Bonds program either ends or is possibly renewed with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.78	$ 8.16	$ 8.67	$ 4.53
Ending value (after expenses)	$1,039.50	$1,035.90	$1,036.40	$1,040.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.74	$ 8.08	$ 8.59	$ 4.48
Ending value (after expenses)	$1,020.52	$1,017.19	$1,016.69	$1,020.77

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.59% for Class B, 1.69% for Class C and .88% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)
Arizona—3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,949,112
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR (Collateralized:
FHLMC, FNMA and GNMA)	5.80	12/1/39	2,155,000	2,209,091
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,401,350
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,770,300
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,947,650
California—19.4%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,397,949
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	3,270,000	3,665,212
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	5,770,800
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000	8,426,507
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,888,100
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,381,060
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.50	10/1/38	3,000,000	3,465,180

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	12,710,000		14,535,919
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	6,270,000		5,819,939
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,260,920
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	8,275,000		7,507,494
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,400,000		6,952,596
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.88	6/1/13	2,170,000	[a]	2,567,132
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.90	6/1/13	1,920,000	[a]	2,272,550
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	[a]	3,664,397
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,632,600
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,371,550
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,606,350
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000		2,311,080

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,699,825
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	5,115,000	5,655,400
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,905,000	3,101,937
Colorado—3.7%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/40	3,000,000	2,909,640
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,143,505
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000	25,540
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,760,000	1,897,333
Denver City and County,
Airport Revenue (Insured; AMBAC)	6.00	11/15/17	5,000,000	5,018,550
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,011,730
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000 [a,b]	2,312,188
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,886,094
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,159,600

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia—.5%
Metropolitan Washington Airports
Authority, Airport System Revenue	5.00	10/1/27	2,675,000	2,790,801
Florida—7.0%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; Assured
Guaranty Municipal Corp.)	5.55	1/1/23	1,000,000	1,006,540
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000	1,533,307
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,002,460
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000	4,349,195
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	2,000,000	2,047,860
Miami-Dade County,
Aviation Revenue (Miami
International Airport—Hub of
the Americas) (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/33	1,285,000	1,286,002
Miami-Dade County,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/1/17	2,595,000	2,701,551
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000	2,786,914
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	2,500,000	2,609,250
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	2,500,000	2,549,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured; Assured
Guaranty Municipal Corp.)	5.70	7/1/21	400,000		404,028
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,463,436
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	720,000		720,158
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	215,000	[c]	107,455
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[b]	1,164,638
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[b]	445,390
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/33	4,000,000	[b]	1,078,040
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,029,440
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,470,000		1,470,029
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000		1,858,539
Georgia—2.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,020,766

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000	2,113,080
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	4,250,000	4,458,845
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.25	11/1/35	1,250,000	1,276,338
Hawaii—1.4%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,575,000	3,957,525
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	3,695,000	3,881,671
Illinois—3.5%
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	10,000,000	10,957,500
Illinois,
GO	5.00	1/1/24	2,500,000	2,600,575
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	170,641
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,335,550
Indiana—.4%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	2,500,000	2,421,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas—1.5%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,487,040
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,580,000	1,643,658
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,072,240
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,101,460
Kentucky—3.1%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,070,460
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,602,375
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	1,000,000	1,063,230
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,450,320
Louisiana—1.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,127,840
Louisiana State University Board
of Supervisors and Agricultural
and Mechanical College,
Auxiliary Revenue	5.00	7/1/32	4,660,000	4,863,129
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,020,664

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—.2%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,044,900
Massachusetts—5.5%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,408,400
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.50	11/15/36	3,500,000	3,994,690
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	11,730,479
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,450,686
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/30	5,500,000	6,486,480
Michigan—6.4%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,588,150
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,035,650
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/18	1,500,000	1,555,770
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/19	8,500,000	8,803,535

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,025,000	6,495,596
Pontiac Tax Increment Finance
Authority, Tax Increment Revenue
(Development Area Number 3)	6.25	6/1/22	610,000	402,716
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000 [a]	2,898,456
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,297,650
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,000,000	1,050,320
Missouri—1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Branson Landing Project)	5.38	12/1/27	2,470,000	2,486,574
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000	5,714,050
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	45,000	45,920
Nevada—.9%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000	3,023,649
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	2,000,000	2,081,980

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	6,300,000		7,325,703
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	5,135,000	[a]	5,968,102
New Mexico—1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,283,550
New York—5.3%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	[d,e]	10,820,726
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,730,500
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000		4,266,395
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		5,113,200
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000		2,900,775
North Carolina—2.2%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	3,080,000		3,280,570
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000		9,006,225

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio—2.4%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000	2,935,320
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,029,190
Hamilton County,
Sales Tax Refunding and
Improvement Bonds
(Insured; AMBAC)	0.00	12/1/25	14,865,000 [b]	7,298,864
Oklahoma—.8%
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000	4,439,000
Oregon—1.0%
Oregon Department of
Administrative Services, Lottery
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/26	4,885,000	5,351,566
Pennsylvania—1.8%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,838,060
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,692,350
Philadelphia,
Gas Works Revenue	5.00	8/1/30	2,500,000	2,531,600
South Carolina—1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,560,500

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee—1.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	5,029,226
Johnson City Health and
Educational Facilities Board, HR
(Mountain States Health Alliance)	6.00	7/1/38	2,435,000	2,554,972
Texas—6.8%
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	5.00	3/1/41	3,000,000	901,110
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	3,250,000	3,260,205
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	2,500,000	2,666,025
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	12,988,074
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,817,238
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,452,000
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,581,620
Virginia—.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,895,947

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington—4.3%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	2,000,000	2,152,900
Washington,
GO (Various Purpose)	5.00	2/1/28	5,000,000	5,561,150
Washington Health Care Facilities
Authority, Revenue (Seattle
Children’s Hospital)	5.00	10/1/40	2,500,000	2,560,825
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,350,255
Wisconsin—2.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	7,000,000 [a]	7,717,710
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,305,732
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,116,880
U.S. Related—3.3%
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,087,740
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,256,890
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.00	8/1/26	2,500,000	3,355,250
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,053,950

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,822,775
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,591,150
Total Long-Term Municipal Investments
(cost $506,841,332)					546,744,941

Short-Term Municipal
Investments—.4%
Massachusetts—.2%
Massachusetts Health and
Educational Facilities Authority,
Revenue (Stonehill College
Issue) (LOC; Bank of America)	0.26	11/1/10	1,000,000	[f]	1,000,000
Ohio—.2%
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank)	0.25	11/1/10	1,400,000	[f]	1,400,000
Total Short-Term Municipal Investments
(cost $2,400,000)					2,400,000

Total Investments (cost $509,241,332)			100.3%		549,144,941
Liabilities, Less Cash and Receivables			(.3%)		(1,553,302)
Net Assets			100.0%		547,591,639

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Non-income producing—security in default.
d Collateral for floating rate borrowings.
e Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2010, this security had a market value of $10,820,726 or 2.0% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	26.6
AA		Aa		AA	23.9
A		A		A	24.9
BBB		Baa		BBB	14.1
BB		Ba		BB	1.4
B		B		B	.1
CCC		Caa		CCC	.2
F1		MIG1/P1		SP1/A1	.4
Not Rated[g]		Not Rated[g]		Not Rated[g]	8.4
					100.0

†	Based on total investments.
g	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			509,241,332	549,144,941
Interest receivable				8,822,180
Receivable for shares of Beneficial Interest subscribed				94,828
Prepaid expenses and other assets				36,135
				558,098,084
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				440,453
Cash overdraft due to Custodian				360,523
Payable for floating rate notes issued—Note 4				4,845,000
Payable for investment securities purchased				4,384,095
Payable for shares of Beneficial Interest redeemed				397,242
Interest and expense payable related
to floating rate notes issued—Note 4				5,282
Accrued expenses				73,850
				10,506,445
Net Assets ($)				547,591,639
Composition of Net Assets ($):
Paid-in capital				562,899,460
Accumulated undistributed investment income—net				105,585
Accumulated net realized gain (loss) on investments				(55,317,015)
Accumulated net unrealized appreciation
(depreciation) on investments				39,903,609
Net Assets ($)				547,591,639

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	265,569,389	1,720,685	15,923,203	264,378,362
Shares Outstanding	21,132,787	136,840	1,264,080	21,037,149
Net Asset Value Per Share ($)	12.57	12.57	12.60	12.57

See notes to financial statements.

TheFund 23

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	14,324,307
Expenses:
Management fee—Note 3(a)	1,521,971
Shareholder servicing costs—Note 3(c)	813,121
Distribution fees—Note 3(b)	64,697
Professional fees	35,479
Registration fees	30,692
Custodian fees—Note 3(c)	30,165
Interest and expense related to floating rate notes issued—Note 4	23,692
Prospectus and shareholders’ reports	17,281
Trustees’ fees and expenses—Note 3(d)	15,976
Loan commitment fees—Note 2	725
Miscellaneous	24,323
Total Expenses	2,578,122
Less—reduction in fees due to earnings credits—Note 3(c)	(705)
Net Expenses	2,577,417
Investment Income—Net	11,746,890
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,497,184)
Net unrealized appreciation (depreciation) on investments	13,201,267
Net Realized and Unrealized Gain (Loss) on Investments	9,704,083
Net Increase in Net Assets Resulting from Operations	21,450,973

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	11,746,890	25,060,287
Net realized gain (loss) on investments	(3,497,184)	(7,436,926)
Net unrealized appreciation
(depreciation) on investments	13,201,267	39,128,392
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,450,973	56,751,753
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,674,929)	(12,400,899)
Class B Shares	(34,060)	(120,619)
Class C Shares	(274,366)	(553,707)
Class Z Shares	(5,657,950)	(11,795,334)
Total Dividends	(11,641,305)	(24,870,559)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,481,025	14,354,156
Class B Shares	46,980	172,090
Class C Shares	1,359,329	2,903,968
Class Z Shares	3,739,340	8,693,557
Dividends reinvested:
Class A Shares	4,037,200	8,788,377
Class B Shares	25,678	93,828
Class C Shares	169,736	353,898
Class Z Shares	4,196,253	8,706,505
Cost of shares redeemed:
Class A Shares	(16,159,266)	(40,530,252)
Class B Shares	(541,211)	(2,664,135)
Class C Shares	(1,365,397)	(3,353,542)
Class Z Shares	(11,314,214)	(17,037,763)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,324,547)	(19,519,313)
Total Increase (Decrease) in Net Assets	(1,514,879)	12,361,881
Net Assets ($):
Beginning of Period	549,106,518	536,744,637
End of Period	547,591,639	549,106,518
Undistributed investment income—net	105,585	—

TheFund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	368,868	1,180,064
Shares issued for dividends reinvested	322,763	724,520
Shares redeemed	(1,293,361)	(3,341,862)
Net Increase (Decrease) in Shares Outstanding	(601,730)	(1,437,278)
Class Ba
Shares sold	3,769	14,285
Shares issued for dividends reinvested	2,052	7,748
Shares redeemed	(43,264)	(220,887)
Net Increase (Decrease) in Shares Outstanding	(37,443)	(198,854)
Class C
Shares sold	108,431	237,851
Shares issued for dividends reinvested	13,535	28,686
Shares redeemed	(108,807)	(276,164)
Net Increase (Decrease) in Shares Outstanding	13,159	(9,627)
Class Z
Shares sold	298,435	716,227
Shares issued for dividends reinvested	335,437	717,724
Shares redeemed	(908,805)	(1,404,857)
Net Increase (Decrease) in Shares Outstanding	(274,933)	29,094

a	During the period ended October 31, 2010, 11,430 Class B shares representing $141,901 were automatically converted to 11,438 Class A shares and during the period ended April 30, 2010, 100,613 Class B shares representing $1,208,401 were automatically converted to 100,617 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.35	11.65	12.56	13.10	12.91	13.12
Investment Operations:
Investment income—net[a]	.27	.55	.57	.57	.57	.59
Net realized and unrealized
gain (loss) on investments	.21	.70	(.91)	(.54)	.18	(.21)
Total from Investment Operations	.48	1.25	(.34)	.03	.75	.38
Distributions:
Dividends from
investment income—net	(.26)	(.55)	(.57)	(.57)	(.56)	(.59)
Net asset value, end of period	12.57	12.35	11.65	12.56	13.10	12.91
Total Return (%)[b]	3.95[c]	10.91	(2.64)	.28	5.94	2.93
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.93	1.00	1.17	1.16	1.09
Ratio of net expenses
to average net assets	.93[d,e]	.93[e]	.99	1.17[e]	1.16[e]	1.09[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.07	.23	.25	.18
Ratio of net investment income
to average net assets	4.24[d]	4.57	4.85	4.49	4.33	4.51
Portfolio Turnover Rate	9.34[c]	22.61	56.67	77.20	68.06	48.31
Net Assets, end of period
($ x 1,000)	265,569 268,406		269,846	300,982	256,047	258,504

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

TheFund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.35	11.65	12.57	13.11	12.91	13.12
Investment Operations:
Investment income—net[a]	.22	.47	.49	.49	.49	.52
Net realized and unrealized
gain (loss) on investments	.22	.70	(.90)	(.53)	.21	(.21)
Total from Investment Operations	.44	1.17	(.41)	(.04)	.70	.31
Distributions:
Dividends from
investment income—net	(.22)	(.47)	(.51)	(.50)	(.50)	(.52)
Net asset value, end of period	12.57	12.35	11.65	12.57	13.11	12.91
Total Return (%)[b]	3.59[c]	10.22	(3.26)	(.25)	5.48	2.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[d]	1.55	1.54	1.67	1.67	1.61
Ratio of net expenses
to average net assets	1.59[d,e]	1.55[e]	1.53	1.67[e]	1.67[e]	1.61[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.07	.23	.25	.18
Ratio of net investment income
to average net assets	3.54[d]	3.96	4.26	3.95	3.81	3.99
Portfolio Turnover Rate	9.34[c]	22.61	56.67	77.20	68.06	48.31
Net Assets, end of period
($ x 1,000)	1,721	2,153	4,348	9,732	11,799	16,462

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.37	11.66	12.58	13.12	12.93	13.14
Investment Operations:
Investment income—net[a]	.22	.46	.49	.47	.47	.49
Net realized and unrealized
gain (loss) on investments	.23	.71	(.93)	(.53)	.19	(.21)
Total from Investment Operations	.45	1.17	(.44)	(.06)	.66	.28
Distributions:
Dividends from
investment income—net	(.22)	(.46)	(.48)	(.48)	(.47)	(.49)
Net asset value, end of period	12.60	12.37	11.66	12.58	13.12	12.93
Total Return (%)[b]	3.64[c]	10.15	(3.42)	(.46)	5.16	2.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.69	1.76	1.91	1.89	1.82
Ratio of net expenses
to average net assets	1.69[d,e]	1.69[e]	1.75	1.91[e]	1.89[e]	1.82[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.07	.23	.25	.18
Ratio of net investment income
to average net assets	3.48[d]	3.80	4.12	3.74	3.58	3.78
Portfolio Turnover Rate	9.34[c]	22.61	56.67	77.20	68.06	48.31
Net Assets, end of period
($ x 1,000)	15,923	15,476	14,702	12,586	10,274	9,121

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

TheFund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class Z Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.34	11.65	12.56	13.10	12.91	13.12
Investment Operations:
Investment income—net[a]	.27	.56	.58	.58	.57	.60
Net realized and unrealized
gain (loss) on investments	.23	.69	(.91)	(.54)	.19	(.21)
Total from Investment Operations	.50	1.25	(.33)	.04	.76	.39
Distributions:
Dividends from
investment income—net	(.27)	(.56)	(.58)	(.58)	(.57)	(.60)
Net asset value, end of period	12.57	12.34	11.65	12.56	13.10	12.91
Total Return (%)	4.07[b]	10.87	(2.59)	.33	6.00	2.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[c]	.88	.94	1.08	1.10	1.03
Ratio of net expenses
to average net assets[d]	.88[c]	.88	.94	1.08	1.10	1.03
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[c]	.01	.07	.23	.25	.18
Ratio of net investment income
to average net assets	4.30[c]	4.62	4.90	4.53	4.38	4.57
Portfolio Turnover Rate	9.34[b]	22.61	56.67	77.20	68.06	48.31
Net Assets, end of period
($ x 1,000)	264,378	263,072	247,849	284,168	306,634	324,537

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	549,144,941	—	549,144,941

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $51,375,907 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, $10,015,796 of the carryover expires in fiscal 2011, $8,158,132 expires in fiscal 2012, $910,072 expires in fiscal 2016, $12,209,003 expires in fiscal 2017 and $20,082,904 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $24,870,339 and ordinary income $220, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $7,496 from commissions earned on sales of the fund’s Class A shares and $3,318 and $313 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $4,863 and $59,834, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B, Class C and Class Z shares were charged $337,373, $2,431, $19,945 and $265,645, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $97,483 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $10,117 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $705.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $30,165 pursuant to the custody agreement.

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $256,957, Rule 12b-1 distribution plan fees $10,955, shareholder services plan fees $105,531, custodian fees $20,098, chief compliance officer fees $2,248 and transfer agency per account fees $44,664.

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $51,212,887 and $64,115,312, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2010, was approximately $4,845,000, with a related weighted average annualized interest rate of .97%.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $39,903,609, consisting of $42,964,732 gross unrealized appreciation and $3,061,123 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered portfolio management’s brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was above the Performance Group median for each reported time period except the one-year period ended May 31, 2001, when it was equal to the median, and above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group and Performance Universe medians for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten calendar years, and the Board members noted that the fund outperformed its Lipper category average in five of the past ten calendar years.The Board members discussed with representatives of the Manager the reasons for the fund’s total return underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.

TheFund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with the fund’s yield performance and man- agement’s efforts to improve the fund’s total return performance, but determined to closely monitor the performance of the fund and its portfolio management team.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

TheFund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: December 23, 2010

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6